Schedule of Rollforward of Common Stock Warrants Outstanding (FY) (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of Common Warrants, Outstanding, Beginning Balance | shares	1,284,803
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 61.3
Number of Common Warrants, Expirations | shares	(123,310)
Weighted Average Exercise Price, Expirations | $ / shares	$ 149.99
Number of Common Warrants, Outstanding, Ending Balance | shares	1,161,493
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 51.89
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year 9 months 10 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $